Retirement Plans (Schedule of Amounts Recognized in Balance Sheet) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012
Amounts recognized on the consolidated and combined balance sheet:
Non-current liabilities	$ (104.0)	$ (108.0)	$ (189.6)
Pension Benefits
Amounts recognized on the consolidated and combined balance sheet:
Non-current assets		17.1	17.7
Current liabilities		(3.1)	(2.2)
Non-current liabilities		(59.7)	(116.7)
Net amount recognized on the consolidated and combined balance sheet		(45.7)	(101.2)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss		(102.9)	(127.5)
Prior service credit (cost)		7.9	(1.8)
Net amount recognized in accumulated other comprehensive income		(95.0)	(129.3)
Postretirement Benefits
Amounts recognized on the consolidated and combined balance sheet:
Non-current assets		0	0
Current liabilities		(4.9)	(7.4)
Non-current liabilities		(48.3)	(72.9)
Net amount recognized on the consolidated and combined balance sheet		(53.2)	(80.3)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss		(2.4)	(12.1)
Prior service credit (cost)		28.2	20.8
Net amount recognized in accumulated other comprehensive income		$ 25.8	$ 8.7